  As filed with the Securities and Exchange Commission on August 15, 2006


                                                      Registration No. 333-48300
                                                                       811-07697


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      ( X )

                         Post-Effective Amendment No. 16                   ( X )


                                       and

                        REGISTRATION STATEMENT UNDER THE                  ( X )
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 18                         ( X )



     NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)



                           Mary Marsden-Cochran, Esq.
                 New York Life Insurance and Annuity Corporation
                               51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)

                                    Copy to:




        Stephen E. Roth, Esq.                    Thomas F. English, Esq.
        Sutherland Asbill & Brennan LLP          Senior Vice President
        1275 Pennsylvania Avenue, NW             and General Counsel
        Washington, DC  20004-2415               New York Life Insurance Company
                                                 51 Madison Avenue
                                                 New York, New York  10010

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ] on pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.

[ ] on ___________ pursuant to paragraph (a)(i) of 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE:

     This amendment supplements the prospectus. Part C is also amended as indicated. The amendment does not otherwise delete, amend, or supersede any other information in the registration statement, as previously amended, including exhibits and undertakings. Accordingly, Parts A and B (including the financial statements therein) of Post-Effective Amendment No.14, as filed on April 19, 2006 (Accession No. 0000950123-06-004840) are unchanged and hereby incorporated by reference, along with the Rule 497 filings filed on May 1, 2006 (Accession No. 0000950123-06-005492) and July 13, 2006 (Accession No.
0000950123-06-008953).

                                  CorpExec VUL



          Corporate Executive Series Variable Universal Life Insurance



                                  Investing in


     NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I



                        Supplement Dated August 15, 2006


                        To Prospectus Dated May 1, 2006


     This supplement amends the May 1, 2006 Prospectus for the CorpExec VUL:
NYLIAC Corporate Executive Series Variable Universal Life Insurance Policies (the "Policies"). You should read this information carefully before you invest. This supplement is not valid unless it is read in conjunction with the May 1, 2006 Prospectus and the May 1, 2006 supplement to the Prospectus for the Policies. The terms We use in this supplement have the same meanings as in the Prospectus for the Policies.


     The purposes of this supplement are to: (1) add a new Policy Series, known as "CorpExec VUL V," effective August 15, 2006; (2) add new Investment Divisions, which will be offered through certain series of CorpExec VUL, that will be available beginning September 15, 2006; (3) to announce that neither new premiums nor transfers of any type will be accepted into certain Investment Divisions effective August 15, 2006; (4) to provide information about the Pension Protection Act of 2006; and (5) other non-material changes. The existing Policies are CorpExec VUL II, III and IV. Keeping this purpose in mind, please note the following changes.


     Effective August 15, 2006, all general references to the Policies throughout the Prospectus include CorpExec VUL V.

     Effective August 15, 2006, delete paragraph 1 on page 1 of the Prospectus and replace it with the following:


     This Prospectus describes four Series of the NYLIAC Corporate Executive Series Variable Universal Life Insurance Policies. CorpExec VUL II is a Policy New York Life Insurance and Annuity Corporation ("NYLIAC") offered for sale prior to October 1, 2003. CorpExec VUL II will continue to be offered to new employees of existing CorpExec VUL II corporate-sponsored plans and to new corporate-sponsored plans where CorpExec VUL III, CorpExec VUL IV or CorpExec VUL V is not yet available. CorpExec VUL III is a Policy NYLIAC offered for sale to new policyowners prior to September 1, 2004 and began accepting applications and premium payments beginning October 1, 2003, where approved. CorpExec VUL III will continue to be offered to new employees of any CorpExec VUL III corporate-sponsored plans and to new corporate-sponsored plans in those states where CorpExec VUL IV or CorpExec VUL V is not yet available. CorpExec VUL IV is a Policy NYLIAC offered for sale to new policyowners and began accepting applications and premium payments beginning September 1, 2004, where approved. CorpExec VUL IV will continue to be offered to new employees of existing CorpExec VUL IV corporate-sponsored plans and to new corporate-sponsored plans in those states where CorpExec VUL V is not yet available and/or in those instances where CorpExec VUL IV applications are dated prior to December 1, 2006. CorpExec VUL V is a Policy for which

NYLIAC began accepting applications and premium payments beginning August 15, 2006. Unless otherwise indicated, all information in this prospectus pertains to all policy series.



     Effective August 15, 2006, on page 5 of the Prospectus, add the following language to the end of the section entitled "Summary of Benefits and Risks -- Benefits -- Three Life Insurance Benefit Options":



     Anticipated changes in tax law with respect to "employer-owned life insurance contracts" may impact whether and to what extent the Life Insurance Benefit may be received on a tax-free basis. You may be required to take certain actions before acquiring the policy in order to ensure that such benefit may be received on a tax-free basis. See the discussion under "Federal Income Tax Considerations"--"Life Insurance Status of Policy"--"Pension Protection Act of 2006--Impact on Employer-Owned Policies" for more information.



     Effective August 15, 2006, on page 7 of the Prospectus, delete the paragraph under the section entitled "Summary of Benefits and Risks -- Risks -- Tax Risks" and replace it with the following:



     The section of this prospectus entitled "Federal Income Tax Considerations" describes a number of tax issues that may arise in connection with the policy. These risks include: (1) the possibility that the IRS may interpret the rules that apply to variable life insurance contracts in a manner that could result in your being treated as the owner of your policy's pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as life insurance for tax purposes; (3) the possibility that, as a result of policy transactions, including the payment of premiums or increases or decreases in policy benefits, the policy may be treated as a modified endowment contract for federal income tax purposes, with special rules that apply to policy distributions, including loans; (4) the possibility that the policy may not qualify as life insurance under the federal tax law after the Insured becomes age 100 and that the owner may be subject to adverse tax consequences at that time; (5) anticipated changes in the tax law may impact whether and to what extent the Life Insurance Benefit may be received on a tax-free basis in the case of employer-owned life insurance contracts; and (6) the potential that corporate ownership of a policy may affect its exposure to the corporate alternative minimum tax.

     Effective August 15, 2006, add the following "CorpExec VUL V: Transaction Fees" table to page 10 of the Prospectus after the table entitled "CorpExec VUL III and CorpExec VUL IV: Transaction Fees":


CORPEXEC VUL V:

                                TRANSACTION FEES


                                           WHEN CHARGE
                 CHARGE                    IS DEDUCTED                             AMOUNT DEDUCTED
   Sales Expense Charge                    When premium      Current: 14.00%(1)
    Imposed on Premium Payments paid    payment is applied   Guaranteed Maximum: 14%(2)
    up to the target Premium (as a %      up to age 100
    of premium payments)
   Sales Expense Charge                    When premium      Current: 1.00%(3)
    Imposed on Premium Payments paid    payment is applied   Guaranteed Maximum: 3.00%
    over the Target Premium (as a %       up to age 100
    of premium payment)
   State Premium Taxes                     When premium      All taxes may vary over time.
    Imposed on Premium Payments paid    payment is applied   Current: 2% of all premium payments(4)
    up to the Target Premium (as a %      up to age 100      Guaranteed Maximum: 2%, subject to tax law changes
    of premium payment)
   State Premium Taxes                     When premium      All taxes may vary over time.
    Imposed on Premium Payments paid    payment is applied   Current: 1.75% of all premium payments(4)
    over the Target Premium (as a %       up to age 100      Guaranteed Maximum: 2%, subject to tax law changes
    of premium payment)
   Federal Premium Taxes (as a % of        When premium      All taxes may vary over time.
    premium payment)                    payment is applied   Current: 1.25% of all premium payments(5)
                                          up to age 100      Guaranteed Maximum: 1.25%, subject to tax law changes
   Transfer Charge                          At time of       Current: No charge
                                             transfer        Guaranteed Maximum: $30 per transfer after 12 transfers in a Policy Year
   Partial Withdrawal Charge                At time of       Current: No charge
                                            withdrawal       Guaranteed Maximum: $25


(1) Current sales expense charges for premium payments paid up to the Target Premium are reduced to 10.00% in Policy Years 2-5; 1.75% in Policy Years 6-7; and 0.00% in Policy Years 8 and beyond.

(2) Guaranteed maximum sales expense charges for premiums paid up to the Target Premium are reduced to 10% in Policy Years 2-7; and 5% in Policy Years 8 and beyond.

(3) Current sales expense charges for premium payments paid over the Target Premium are reduced to 0.00% in Policy Years 2 and beyond.

(4) Current state premium taxes for premium payments are reduced to 1.50% in Policy Years 8 and beyond.

(5) Current federal premium taxes for premium payments are reduced to 1.00% in Policy Years 8 and beyond.

     Effective August 15, 2006, delete the "Periodic Charges Other Than Funds' Operating Expenses" table on page 11 of the Prospectus and replace it with the following:

     The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, excluding the Fund's fees and expenses.


             PERIODIC CHARGES OTHER THAN FUNDS' OPERATING EXPENSES



                                           WHEN CHARGE
                 CHARGE                    IS DEDUCTED                           AMOUNT DEDUCTED(A)
   Cost of Insurance Charge(1)             Each Monthly      Guaranteed Maximum: $90.90 per $1,000 of Net Amount at
                                          Deduction Day      Risk(2)
                                        applied to Age 100
                                                             Guaranteed Minimum: $0.08 per $1,000 of Net Amount at Risk
                                                             Representative Insured (Male, Age 45-Non-Smoker, Guaranteed
                                                             Issue): $0.38 per $1,000 of Net Amount Risk (Guaranteed
                                                             Maximum Charge for Representative Insured)



   Monthly Contract Charge                 Each Monthly      CorpExec VUL II:
                                          Deduction Day
                                        applied to Age 100   Current: $5.00 ($60.00 annually)
                                                             Guaranteed Maximum: $9.00 ($108.00 annually)
                                                             CorpExec VUL III, IV and V:
                                                             Current: $0.00 Policy Year 1, $5.00 thereafter ($60.00
                                                             annually)
                                                             Guaranteed Maximum: $9.00 ($108.00 annually)
   Mortality and Expense Risk Charge          Daily:         CorpExec VUL II:
    (as a % of the net asset value                           Current: 0.25%
    for CorpExec VUL II, and as a %                          Guaranteed Maximum: 0.90%
    of the separate account value for
    CorpExec VUL III, IV and V)                              CorpExec VUL III and IV:
                                             Monthly:        Current: 0.25% Policy Year 1, 0.45% Policy Years 2-25;
                                                             0.25% thereafter
                                                             Guaranteed Maximum: 0.90%
                                                             CorpExec VUL V:
                                                             Current: 0.50% Policy Years 1-10; 0.25% thereafter
                                                             Guaranteed Maximum: 0.90%
   RIDERS
   Supplementary Term Rider(1)            Monthly until      Guaranteed Maximum: $90.90 per $1,000 of term insurance
                                          rider expires      benefit
                                                             Guaranteed Minimum: $0.08 per $1,000 of term insurance
                                                             benefit
                                                             Representative Insured: (Male, Age 45-Non-Smoker,
                                                             Guaranteed Issue): $0.38 per $1,000 of term insurance
                                                             benefit
   Level Term Rider(1)                    Monthly until      Guaranteed Maximum: $90.90 per $1,000 of term insurance
                                          rider expires      benefit
                                                             Guaranteed Minimum: $0.08 per $1,000 of term insurance face amount
                                                             Representative Insured: (Male, Age 45-Non-Smoker,
                                                             Guaranteed Issue): $0.38 per $1,000 of term insurance face amount
   Loan Interest                        Monthly while loan   Current: 4.00%
                                            balance is
                                           outstanding       Guaranteed Maximum: 6.00%



(a) Unless otherwise noted, the charges below apply to CEVUL II, III, IV and V.


(1) This cost varies based on characteristics of the insured and the charge shown may not be representative of the charge you will pay. This cost also varies based upon the state in which your policy is issued. To obtain more information about particular Cost of Insurance and other charges as they apply to your policy, please contact your Registered Representative.

(2) "Net Amount at Risk" is equal to the Life Insurance Benefit minus the policy's Alternative Cash Surrender Value. See "Life Insurance Benefit Options" for more information.

     Effective August 15, 2006, on page 12 of the Prospectus immediately below the "Fund Annual Operating Expenses (expenses that are deduced from Fund assets)" table, add the following sentence:



     NYLIAC will be paying American Funds a marketing fee which will not be deducted from your policy.



     Effective August 15, 2006, the following Investment Divisions will no longer be offered for new purchases (this includes new premiums and any type of transfer):



     MainStay VP Basic Value -- Initial Class


     MainStay VP Income & Growth -- Initial Class


     MainStay VP Large Cap Growth -- Initial Class


     Alger American Leveraged AllCap -- Class O Shares


     Calvert Social Balanced Portfolio


     MFS(R) New Discovery Series -- Initial Class



Beginning on that date, delete all references to these investment options on the charts beginning on page 13 and page 23.



     Effective August 15, 2006, on page 13 of the Prospectus in the Section "Fund Annual Expenses," delete the last two sentences of footnote (2).



     On August 15, 2006, the following new Investment Divisions will be effective under CorpExec VUL. Commencing on September 15, 2006, the seven new Investment Divisions listed below will be offered for sale:



     American Funds Asset Allocation Fund -- Class 2 Shares


     American Funds Global Small Capitalization Fund -- Class 2 Shares


     American Funds Growth Fund -- Class 2 Shares


     American Funds Growth-Income Fund -- Class 2 Shares


     American Funds International Fund -- Class 2 Shares


     Delaware VIP International Value Equity Series -- Standard Class


     Neuberger Berman AMT Partners Portfolio -- I Class Shares



On that date, add the following information to the chart beginning on page 13:



  -----------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL FUND
                                                                ADVISORY   ADMINISTRATION   12B-1    OTHER       ANNUAL
                              FUND                                FEES          FEES        FEES    EXPENSES    EXPENSE
  -----------------------------------------------------------------------------------------------------------------------
  American Funds Asset Allocation Fund -- Class 2                 0.34%           --        0.25%    0.01%        0.60%(a)
  American Funds Global Small Capitalization Fund -- Class 2      0.74%           --        0.25%    0.05%        1.04%(a)
  American Funds Growth Fund -- Class 2                           0.33%           --        0.25%    0.02%        0.60%(a)
  American Funds Growth-Income Fund -- Class 2                    0.28%           --        0.25%    0.01%        0.54%(a)
  American Funds International Fund -- Class 2                    0.52%           --        0.25%    0.05%        0.82%(a)
  Delaware VIP International Value Equity Series -- Standard
  Class                                                           0.85%           --          --     0.17%        1.02%
  Neuberger Berman AMT Partners Portfolio -- I Class              0.83%           --          --     0.07%        0.90%(b)


------------


(a) The series' investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in the fund prospectus.



(b) The figures in the table are based on last year's expenses.

     Also on that date, add the following information to the chart beginning on page 23:



  ----------------------------------------------------------------------------------------------------------------------
                   FUND                             INVESTMENT ADVISER                     INVESTMENT OBJECTIVE
  ----------------------------------------------------------------------------------------------------------------------
  American Funds Asset Allocation            Capital Research and Management      - High total return (including income
   Fund -- Class 2                                       Company                    and capital gains) consistent with
                                                                                    long-term preservation of capital
  American Funds Global Small                Capital Research and Management      - Long-term growth of capital by
   Capitalization Fund -- Class 2                        Company                    investing primarily in stocks of
                                                                                    smaller companies located around the
                                                                                    world
  American Funds Growth Fund -- Class 2      Capital Research and Management      - Long-term growth of capital by
                                                         Company                    investing primarily in common stocks
                                                                                    of companies that offer
                                                                                    opportunities for growth of capital
  American Funds Growth-Income               Capital Research and Management      - Growth of capital and income by
   Fund -- Class 2                                       Company                    investing primarily in common stocks
                                                                                    or other securities that demonstrate
                                                                                    the potential for appreciation
                                                                                    and/or dividends
  American Funds International Fund --       Capital Research and Management      - Long-term growth of capital by
   Class 2                                               Company                    investing primarily in common stocks
                                                                                    of companies located outside the
                                                                                    United States
  Delaware VIP International Value             Delaware Management Company        - Seeks long-term growth without undue
   Equity Series -- Standard Class                                                  risk of capital
  Neuberger Berman AMT Partners              Neuberger Berman Management Inc.     - The Fund invests mainly in common
   Portfolio -- I Class Shares                                                      stocks of mid-to
                                                                                    large-capitalization companies



     Effective August 15, 2006, delete footnote (n) on page 16 of the Prospectus.


     Effective August 15, 2006, delete the title under "Definitions" called "Monthly Deduction Day (CorpExec VUL III/IV):" on page 18 of the Prospectus and replace it with "Monthly Deduction Day (CorpExec VUL III/IV/V):."


     Effective August 15, 2006, under the "Interest Crediting--CorpExec VUL IV Only" section on pages 21-22 of the Prospectus, delete the language and the test, and replace them with the following:


CORPEXEC VUL IV ONLY:

     We also offer an enhanced current Fixed Account interest crediting rate for Plans where the aggregate premium allocated to the Fixed Account for policies owned under such a Plan is $5,000,000 or more on the Plan issue date. Policies will also qualify for this enhancement if, on the Plan anniversary in Years 2-15, the aggregate Cash Value in the Fixed Account for the policies is at least $4,500,000.

     The qualification date for each policy under the Plan for the enhanced current Fixed Account interest crediting rate is the Plan anniversary date. Some policy anniversary dates may differ from the Plan anniversary date. The enhanced current Fixed Account interest crediting rate will apply to these policies on their respective anniversary based upon the qualification of the Plan. All policies will receive the enhanced current Fixed Account interest crediting rate for a full Policy Year.

     Policies eligible for the enhanced rate will receive the following increase in the current Fixed Account crediting rate:


  Policy Years  2-5        0.35%
  Policy Years  6-8        0.65%
  Policy Years  9-10       0.60%
  Policy Year   11         0.40%
  Policy Years  12-13      0.20%
  Policy Years  14-15      0.10%


     Effective August 15, 2006, on page 33 of the Prospectus prior to the title "State Tax Charge," add the following language:


CORPEXEC VUL V ONLY:



     Current Sales Expense Charge--The Sales Expense Charge is deducted as follows: (1) During the First Policy Year, We currently deduct a Sales Expense Charge of 14.00% from any premiums paid up to the Target Premium. Once the Target Premium for the First Policy Year has been reached, We currently deduct a Sales Expense Charge of 1.00% from any additional premiums paid in that Policy Year. (2) During Policy Years two through five, We currently expect to deduct a Sales Expense Charge of 10.00% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, We currently do not expect to deduct a Sales Expense Charge from any additional premiums paid in Policy Years two through five. (3) During Policy Years six and seven, We currently expect to deduct a Sales Expense Charge of 1.75% from any premiums paid up to the Target Premium for that Policy Year. Once the Target Premium for either such Policy Year has been reached, We currently do not expect to deduct a Sales Expense Charge from any additional premiums paid in such Policy Year. (4) Beginning in the eighth Policy Year, We do not currently expect to deduct a sales expense charge from any premiums paid.


     Effective August 15, 2006, on page 33 of the Prospectus prior to the title "Federal Tax Charge," add the following language:

CORPEXEC VUL V:

     Various states and jurisdictions impose a tax on premiums received by insurance companies. State tax rates vary from state to state and currently range from zero to 3.5% (this rate may be higher in certain U.S. possessions).
(1) During Policy Years one through seven, We currently expect to deduct 2% of each premium you make up to the Target Premium and 1.75% on the amount paid over the Target Premium, as a state tax charge. (2) Beginning in the eighth Policy Year, we currently expect to deduct 1.50% of each premium payment you make up to the Target Premium and 1.50% on the amount paid over the Target Premium, as a state tax charge. The amount We deduct for the state tax charge may not reflect the actual tax charged in your state. Two percent represents the approximate average of taxes assessed by the states. We may increase this charge to reflect changes in applicable law. In Oregon, this charge is referred to as a "State Charge Back," and the rate may not be changed for the life of the policy.

     Effective August 15, 2006, on page 33 of the Prospectus, delete the language under the title "Federal Tax Charge," and replace it with the following language:

CORPEXEC VUL II, III AND IV:

     NYLIAC's federal tax obligations will increase based upon premiums received under the policies. We deduct 1.25% of each premium payment you make, or $12.50 per $1,000 of premium, as a federal tax charge. We may increase this charge to reflect changes in applicable law.

CORPEXEC VUL V:

     NYLIAC's federal tax obligations will increase based upon premiums received under the policies. (1) During Policy Years one through seven, We currently expect to deduct 1.25% of each premium payment you make, or $12.50 per $1,000 of premium, as a federal tax charge. (2) Beginning in the eighth Policy Year, We expect to deduct 1.00% of each premium payment you make, or $10.00 per $1,000 of premium as a federal tax charge. We may increase this charge to reflect changes in applicable law.

     Effective August 15, 2006, on page 34 of the Prospectus, under the title "Monthly Contract Charge," delete the title "CorpExec VUL III and IV" and replace it with the title, "CorpExec VUL III, IV and V."

     Effective August 15, 2006, on page 35 of the Prospectus in the section "Mortality and Expense Risk Charge," add the following language prior to the title "Guaranteed Maximum:"

CORPEXEC VUL V:


     Current--We currently expect to deduct a monthly Mortality and Expense Risk charge that is equal to the following annual rates: 0.50% in Policy Years one through ten, or $5.00 per $1,000, and 0.25% in Policy Years 11 and following,or $2.50 per $1,000, of the separate account value of each Investment Division's assets.


     Effective August 15, 2006, in the section "How the Policy Works," add the following CorpExec VUL V example to page 39 of the Prospectus prior to the paragraph beginning "There is no guarantee that the current charges illustrated above will continue."


CORPEXEC VUL V:


     This example is based on the charges applicable to a policy during the First Policy Year, issued on a medically underwritten, non-smoking insured male, issue age 45, with an initial Face Amount of $350,000, with a Target Premium of $19,743.50, who has selected Life Insurance Benefit Option 1 and the Guideline Premium Test, assuming current charges and a 6% hypothetical gross annual investment return, which results in a net annual investment return of 5.13% for all years:


Premium Paid.....................................................  $7,500.00
less:    Below Target Premium Sales Expense Charge...............   1,050.00
         Above Target Premium Sales Expense Charge...............       0.00
         State Tax Charge (2%)...................................     150.00
         Federal Tax Charge (1.25%)..............................      93.75
                                                                   ---------
equals:  Net Premium.............................................  $6,206.25
less:    Mortality and Expense Risk charge                             31.23
         (varies monthly)........................................
less:    Charges for Cost of Insurance                                192.46
         (varies monthly)........................................
         Monthly contract charge
         (5.00 per month in Policy Years 2 and following)........       0.00
                                                                   ---------
plus:    Net investment performance (varies daily)...............     312.21
                                                                   ---------
equals:  Cash Value..............................................  $6,294.77
                                                                   ---------
plus:    Deferred Premium Load Account...........................   1,423.13
                                                                   ---------
equals:  Alternative Cash Surrender Value........................  $7,717.90
         (as of end of First Policy Year)



     Effective August 15, 2006, on page 40 of the Prospectus, add the following language to the end of the section entitled "Description of the Policy -- The Parties -- Beneficiary":



     Under certain anticipated changes in the tax law, who is named as Beneficiary may impact whether and to what extent the Life Insurance Benefit may be received on a tax-free basis. See the discussion under "Federal Income Tax Considerations"--"Life Insurance Status of Policy"--"Pension Protection Act of 2006--Impact on Employer-Owned Policies" for more information.


     Effective August 15, 2006, delete the title under "Determining the Value of an Accumulation Unit" called "CorpExec VUL III and IV" on page 43 of the Prospectus and replace it with "CorpExec VUL III, IV and V."


     Effective August 15, 2006, on page 57 of the Prospectus, add the following language to the end of the section entitled "Policy Payment Information -- Life Insurance Benefit Options":



     Anticipated changes in tax law with respect to "employer-owned life insurance contracts" may impact whether and to what extent the Life Insurance Benefit may be received on a tax-free basis. You may be required to take certain actions before acquiring the Policy in order to ensure that such Benefit may be received on a tax-free basis. See the discussion under "Federal Income Tax Considerations"--"Life Insurance Status of Policy"--"Pension Protection Act of 2006--Impact on Employer-Owned Policies" for more information.

     Effective August 15, 2006, on page 65 of the Prospectus in the section "Alternative Cash Surrender Value," add the following language prior to the title "Requesting a Surrender:"

CORPEXEC VUL V:

     The Alternative Cash Surrender Value ("ACSV") is equal to the policy's Cash Value plus the value of the Deferred Premium Load Account. The ACSV is not available to support Monthly Deduction Charges or for purposes of a loan or a partial withdrawal.

     Upon surrender, you will receive the Cash Surrender Value less any Policy Debt, or, if applicable, the ACSV less any Policy Debt, while the Insured is alive and this policy is in effect. The Cash Surrender Value or ACSV will be calculated as of the date on which We receive your signed request in a form acceptable to Us at Our Service Center, unless a later effective date is selected. All insurance will end on the date We receive your request for full cash surrender at Our Service Center.

     You are eligible to receive the ACSV provided the policy has not been assigned, and that the owner has not been changed, unless that change (1) was the result of a merger or acquisition and the successor owner was your wholly owned subsidiary or a corporation under which you were a wholly owned subsidiary on the date the ownership changed; or (2) was to a trust established by you for the purposes of providing employee benefits.

     The ACSV will be equal to the policy's Cash Surrender Value plus the value of the Deferred Premium Load Account through the date of the surrender. We will credit interest on any amount placed in the Deferred Premium Load Account. The value of the Deferred Premium Load Account during the first Policy Year is equal to the cumulative sales expense charge, state tax charge, and federal tax charge collected during the first Policy Year and interest credited on these amounts. The Deferred Premium Load Account will be amortized on the policy anniversary. The amortized amount will be the value of the Deferred Premium Load Account on the date multiplied by the applicable percentage from the following schedule.


Policy Year 1................................    9.5%
Policy Year 2................................   10.0%
Policy Year 3................................   10.5%
Policy Year 4................................   12.0%
Policy Year 5................................   17.0%
Policy Year 6................................   20.0%
Policy Year 7................................   23.0%
Policy Year 8................................   24.0%
Policy Year 9................................   25.0%
Policy Year 10...............................  100.0%


     The Deferred Premium Load Account value on each Monthly Deduction Day on or after the first policy anniversary will be equal to (a) minus (b) plus (c) plus
(d), where:

        (a) is the value of the Deferred Premium Load Account as of the prior Monthly Deduction Day;

        (b)    is the amount amortized;

        (c) is a percentage of the cumulative sales expense charge, state tax charge and federal tax charge collected since the last Monthly Deduction Day, including the current Monthly Deduction Day, shown on the following schedule; and


Policy Year 2................................   90.5%
Policy Year 3................................   90.0%
Policy Year 4................................   89.5%
Policy Year 5................................   88.0%
Policy Year 6................................   83.0%
Policy Year 7................................   80.0%
Policy Year 8................................   77.0%
Policy Year 9................................   76.0%
Policy Year 10...............................   75.0%


        (d)    is the interest credited for the prior month.

     The interest credited to the Deferred Premium Load Account at any time will be based on a rate of interest, which We declare periodically. Such rate will be declared at least annually.

     Upon surrender, you will receive the Cash Surrender Value less any Policy Debt or, if applicable, the ACSV less any Policy Debt while the Insured is alive and the policy is in effect. The Cash Surrender Value or ACSV will be calculated as of the date on which We receive your signed request in a form acceptable to us at Our Service Center, unless a later effective date is selected. All coverage will end on the date We receive your request for full surrender at Our Service Center.


     Effective August 15, 2006, on page 66 of the Prospectus in the Section "Interest on Value in Loan Account," replace the first two sentences with the following:



     The amount held in the Loan Account earns interest at a rate We determine. Such rate will never be less than the annual rate We charge for policy loans and in no event will be less than 3% per annum.



     Effective August 15, 2006, on page 67 of the Prospectus in the Section "Loan Interest," replace the first sentence with the following:



     While the guaranteed maximum annual loan interest rate is 6%, currently the effective annual loan interest rate We charge is 4%, payable in arrears. This current rate is determined by us from time to time and is not adjusted based on the size of the loan.



     Effective August 15, 2006, on page 71 of the Prospectus, delete the paragraphs under the section entitled "Federal Income Tax Considerations -- Life Insurance Status of Policy" and replace them with the following:



     We believe that the policy meets the statutory definition of life insurance under IRC Section 7702 and that you and the beneficiary of your policy, subject to the discussion below under "Pension Protection Act of 2006--Impact on Employer-Owned Policies," will receive the same federal income tax treatment as that accorded to owners and beneficiaries of fixed benefit life insurance policies. Specifically, subject to the discussion below under "Pension Protection Act of 2006--Impact on Employer-Owned Policies," We believe that the Life Insurance Benefit under your policy will be excludable from the gross income of the beneficiary subject to the terms and conditions of Section 101(a)(1) of the IRC. Pursuant to Section 101(g) of the IRC, amounts received by the policyowner may also be excludable from the policyowner's gross income when the Insured has a terminal illness and benefits are paid under the Living Benefits Rider. (Life insurance benefits under a "modified endowment contract" as discussed below are treated in the same manner as life insurance benefits under life insurance policies that are not so classified).



PENSION PROTECTION ACT OF 2006--IMPACT ON EMPLOYER-OWNED POLICIES



     The United States House of Representatives (on July 28, 2006) and the United States Senate (on August 3, 2006) passed the Pension Protection Act of 2006 (the "Act"). However, since President Bush has not yet signed the Act, it has not yet become law. The following discussion assumes the Act will become law.



     For an "employer-owned life insurance contract" issued after the date the Act becomes law, unless certain specific requirements described below are satisfied, the Act generally requires policy beneficiaries to treat death proceeds paid under such contract as income to the extent such proceeds exceed the premiums and other amounts paid by the policyholder for the contract. This rule of income inclusion will not apply if, before the policy is issued, the employer-policyholder provides certain written notice to and obtains certain written consents from insureds (who must be United States citizens or residents) in circumstances where:



        (1) the insured was an individual who was an employee within 12 months of his death;



        (2) the insured was a "highly compensated employee" at the time the contract was issued. In general, highly compensated employees for this purpose are more than 5 percent owners, employees who for the preceding year received in excess of $100,000 (for 2006), directors and anyone else in the top 35 percent of employees based on compensation;



        (3) the death proceeds are paid to a family member of the insured (as defined under Code Section 267(c)(4)), an individual who is a designated beneficiary of the insured under the policy (other than the policyholder), a trust established for either the family member's or beneficiary's benefit, or the insured's estate; or



        (4) the death proceeds are used to buy an equity interest in the policyholder from the family member, beneficiary, trust or estate.



     Policyholders that own one or more contracts subject to the Act will also be subject to annual reporting and record-keeping requirements.



     You should consult with your tax advisor to determine whether and to what extent the Act may apply to the Policy. Assuming the Act applies, you should, to the extent appropriate (in consultation with your tax advisor), take the necessary steps, before you acquire the Policy, to ensure that the income inclusion rule described above does not apply to the Policy.


     Effective August 15, 2006, on page A-2 of the Prospectus in the section "Illustrations," replace the first full paragraph which begins, "For CorpExec VUL III and CorpExec VUL IV, Table 2 reflects . . ." with the following:

     For CorpExec VUL V, Table 1 reflects a monthly Mortality and Expense Risk charge equal to an annual rate of 0.50% in years 1-10, and 0.25% thereafter (on a current basis) of the Cash Value allocated to the Separate Account.

     For CorpExec VUL III, CorpExec VUL IV and CorpExec VUL V, Table 2 reflects a Mortality and Expense Risk charge equal to an annual rate of 0.90% (on a guaranteed basis) of the Cash Value allocated to the Separate Account.


     Effective August 15, 2006, add the following "CorpExec VUL V: Table 1" and "CorpExec VUL V: Table 2" to page A-8 of the Prospectus after the table entitled "CorpExec VUL IV: Table 2":


                                 CORPEXEC VUL V

                                    TABLE 1

                 MALE ISSUE AGE 45, NONSMOKER, GUARANTEED ISSUE
                  PLANNED ANNUAL PREMIUM: $21,000 FOR 21 YEARS
                        INITIAL FACE AMOUNT: $1,000,000
                        LIFE INSURANCE BENEFIT OPTION 1
                        ALTERNATIVE CASH SURRENDER VALUE

                          CASH VALUE ACCUMULATION TEST

                            ASSUMING CURRENT CHARGES


                                                                                           END OF YEAR CASH SURRENDER
                  END OF YEAR DEATH BENEFIT(1)          END OF YEAR CASH VALUE(1)         VALUE ASSUMING HYPOTHETICAL
                  ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS          GROSS ANNUAL INVESTMENT
                  ANNUAL INVESTMENT RETURN OF:         ANNUAL INVESTMENT RETURN OF:                RETURN OF:
 VALUE(1)     ------------------------------------   --------------------------------   --------------------------------
POLICY YEAR       0%           6%          12%          0%         6%         12%          0%         6%         12%
-----------   ----------   ----------   ----------   --------   --------   ----------   --------   --------   ----------
     1        $1,000,000   $1,000,000   $1,000,000   $ 16,521   $ 17,530   $   18,539   $ 20,506   $ 21,515   $   22,524
     2        $1,000,000   $1,000,000   $1,000,000   $ 33,527   $ 36,616   $   39,826   $ 40,264   $ 43,353   $   46,562
     3        $1,000,000   $1,000,000   $1,000,000   $ 49,977   $ 56,242   $   63,007   $ 59,401   $ 65,666   $   72,431
     4        $1,000,000   $1,000,000   $1,000,000   $ 65,816   $ 76,372   $   88,226   $ 77,833   $ 88,390   $  100,243
     5        $1,000,000   $1,000,000   $1,000,000   $ 81,270   $ 97,258   $  115,936   $ 95,596   $111,584   $  130,262
     6        $1,000,000   $1,000,000   $1,000,000   $ 98,081   $120,779   $  148,354   $112,120   $134,818   $  162,392
     7        $1,000,000   $1,000,000   $1,000,000   $114,486   $145,213   $  184,038   $127,764   $158,491   $  197,316
     8        $1,000,000   $1,000,000   $1,000,000   $131,003   $171,156   $  223,929   $142,694   $182,847   $  235,620
     9        $1,000,000   $1,000,000   $1,000,000   $147,161   $198,182   $  267,959   $157,374   $208,395   $  278,171
    10        $1,000,000   $1,000,000   $1,000,000   $162,861   $226,253   $  316,499   $171,720   $235,111   $  325,357
    15        $1,000,000   $1,000,000   $1,261,877   $237,528   $389,296   $  653,822   $237,528   $389,296   $  653,822
    20        $1,000,000   $1,008,727   $2.044,220   $301,032   $593,369   $1,202,482   $301,032   $593,369   $1,202,482
    25        $1,000,000   $1,147,542   $3,011,449   $268,720   $754,962   $1,981,217   $268,720   $754,962   $1,981,217


Assuming a Fund fee average of 0.82%

0% gross = -0.82% net


6% gross = 5.13% net


12% gross = 11.08% net

---------------

(1) Assumes no policy loan or partial withdrawal has been made.

                                 CORPEXEC VUL V



                                    TABLE 2



                 MALE ISSUE AGE 45, NONSMOKER, GUARANTEED ISSUE


                  PLANNED ANNUAL PREMIUM: $21,000 FOR 21 YEARS


                        INITIAL FACE AMOUNT: $1,000,000


                        LIFE INSURANCE BENEFIT OPTION 1



                          CASH VALUE ACCUMULATION TEST



                          ASSUMING GUARANTEED CHARGES



                  END OF YEAR DEATH BENEFIT(1)          END OF YEAR CASH VALUE(1)       END OF YEAR CASH SURRENDER VALUE
                  ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
                  ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
 VALUE(1)     ------------------------------------   --------------------------------   --------------------------------
POLICY YEAR       0%           6%          12%          0%         6%         12%          0%         6%         12%
-----------   ----------   ----------   ----------   --------   --------   ----------   --------   --------   ----------
     1        $1,000,000   $1,000,000   $1,000,000   $ 12,552   $ 13,433   $   14,317   $ 16,174   $ 17,056   $   17,940
     2        $1,000,000   $1,000,000   $1,000,000   $ 25,441   $ 28,028   $   30,724   $ 31,237   $ 33,824   $   36,521
     3        $1,000,000   $1,000,000   $1,000,000   $ 37,842   $ 42,969   $   48,528   $ 45,563   $ 50,690   $   56,249
     4        $1,000,000   $1,000,000   $1,000,000   $ 49,659   $ 58,171   $   67,772   $ 59,060   $ 67,572   $   77,173
     5        $1,000,000   $1,000,000   $1,000,000   $ 60,909   $ 73,660   $   88,632   $ 71,630   $ 84,382   $   99,353
     6        $1,000,000   $1,000,000   $1,000,000   $ 71,604   $ 89,462   $  111,296   $ 82,813   $100,670   $  122,505
     7        $1,000,000   $1,000,000   $1,000,000   $ 81,651   $105,494   $  135,873   $ 92,844   $116,687   $  147,066
     8        $1,000,000   $1,000,000   $1,000,000   $ 91,992   $122,775   $  163,651   $101,944   $132,728   $  173,603
     9        $1,000,000   $1,000,000   $1,000,000   $101,598   $140,291   $  193,858   $110,479   $149,171   $  202,738
    10        $1,000,000   $1,000,000   $1,000,000   $110,386   $157,975   $  226,710   $118,345   $165,935   $  234,669
    15        $1,000,000   $1,000,000   $1,000,000   $140,102   $247,770   $  442,332   $140,102   $247,770   $  442,332
    20        $1,000,000   $1,000,000   $1,330,633   $139,953   $337,660   $  782,725   $139,953   $337,660   $  782,725
    25        $1,000,000   $1,000,000   $1,799,259   $  9,046   $325,486   $1,183,723   $  9,046   $325,486   $1,183,723



Assuming a fund fee average of .82%:


0% gross = -.82% net


6% gross = 5.13% net


12% gross = 11.08% net

---------------


(1) Assumes no policy loan or partial withdrawal has been made.


                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                            PART C. OTHER INFORMATION

ITEM 26.         EXHIBITS

                 Board of Directors Resolution

(a) Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

(b)              Custodian Agreements. Not applicable.

(c)              Underwriting Contracts.

(c)(1) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617) filed 1/2/97 and incorporated herein by reference.

(c)(2) Form of Sales Agreement, by and between NYLIFE Distributors Inc., as Underwriter, NYLIAC as Issuer, and Dealers - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(b) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.


(c)(3) Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annunity Corporation and NYLIFE Distributors LLC - filed herewith.


(d)              Contracts.

(d)(1) Form of Policy for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit
                 (5) to Registrant's Initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(2) Supplementary Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit (5)(a) to Registrant's initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(3) Level Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit
                 (5)(b) to Registrant's initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(4) Modification of Policy Provisions Endorsement - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (5)(c) to Registrant's Post-Effective Amendment No. 1 on Form S-6 (File No. 333-48300), filed 11/7/01 and incorporated herein by reference.

(d)(5) Alternative Cash Surrender Value Benefit Endorsement - Previously filed in accordance with Regulation S-T, 17 CFR
                 232.102 (e) as Exhibit (5)(d) to Registrant's Post-Effective Amendment No. 1 on Form N-1 (File No. 333-48300), filed 11/7/01 and incorporated herein by reference.

(d)(6) Alternative Cash Surrender Value Endorsement (8699-02)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(6) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(d)(7) Modification of Policy Provisions Endorsement (8721-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(7) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.


(d)(8) Modification of Policy Provisions Endorsement (8722-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(8) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(d)(9) Alternative Cash Surrender Value Benefit Endorsement (8719-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(9) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(d)(10) Alternative Cash Surrender Value Benefit Endorsement (8754-04)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(10) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.



(d)(11) Alternative Cash Surrender Value Benefit Endorsement(8692-05)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(d)(11) to Post Effective Amendment No. 14 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I(File No. 333-48300), filed 4/19/06 and incorporated herein by reference.

(d)(12) Modification of Policy Provisions Endorsement (8784-05) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(12) Post Effective Amendment No. 14 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/19/06 and incorporated herein by reference.

(d)(13) Modification of Policy Provisions Endorsement (8793-05) - Previously filed in accordance with Regulation S-T, 17 CFR 232 .102(e) as Exhibit (d)(13) Post Effective Amendment No. 14 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-483000), filed 4/19/06 and incorporated herein by reference.

(e)              Applications.

(e)(1) Form of Application for a policy for Corporate Executive Series Variable Universal Life Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit
                 (10) to Registrant's initial registration statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(f)              Depositor's Certificate of Incorporation and By-Laws.

(f)(1) Restated Certificate of Incorporation of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to Registrant's initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2) By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Registrant's initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2)(a) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(g)              Reinsurance Contracts.

(g)(1) Automatic Reinsurance Agreement between NYLIAC and Certain Reinsurers Relating to Certain NYLIAC Variable Universal Life Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (g)(1) to Post-Effective Amendment No.6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File
                 No. 333-48300), filed 4/18/03 and incorporated herein by reference.

(h)              Participation Agreements.

(h)(1) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (9) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, refiled as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(2) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(3) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(4) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(5) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(6) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(7) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

               Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(8) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment
               No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(h)(9) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No.
               7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(h)(10) Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(11)        Form of Substitution Agreement among NYLIAC, MainStay
               Management LLC, and New York Life Investment Management
               LLC - Previously filed in accordance with Regulation S-T, 17 CFR
               232.102 (e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(12) Form of Participation Agreement among American Century Variable Portfolios, Inc.; American Century Investment Management, Inc.; American Century Investment Services, Inc.; American Century Services Corporation; and NYLIAC - Previously filed in accordance with Regulation S-T, 19 CFR 232.102(e) as Exhibit
               (9)(b)(12) to Post-Effective Amendment No. 3 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(13) Form of Participation Agreement by and among Deutsche Asset Management VIT Funds, Deutsche Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(13) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-1 (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(h)(14) Form of Participation Agreement among Lord Abbett Series Fund, Inc.; Lord, Abbett & Co.; Lord Abbett Distributor LLC; and NYLIAC - Previously filed in accordance with Regulation S-T,
               17 CFR 232.102(e) as Exhibit (9)(b)(11) to Registrant's Post-Effective Amendment No. 2 to the registration statement on Form-N-6 (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(15) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(m) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 33-87382), filed 4/9/03 and incorporated herein by reference.

(h)(16) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(17) Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(h)(18) Form of Participation agreement among Lazard Retirement Series, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(18) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/24/04 and incorporated herein by reference.

(h)(19) Form of Participation Agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.


(h)(20) Participation Agreement dated 6/15/05 among Davis Variable Account Fund, Inc., Davis Distributors, LLC, Davis Select Advisers, L.P., and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(20) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.



(h)(21) Participation Agreement among Baron Capital Funds Trust, Baron Capital, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(21) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.



(h)(22) Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(22) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.



(h)(23) Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.




(h)(24) Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Insurance Series and Capital Research and Management Company - Filed herewith.



(h)(25) Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. - Filed herewith.


(i)            Administrative Contracts.

(i)(1) Service Agreement between Fred Alger Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(1) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(2) Administrative Services Agreement between Dreyfus Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(2) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(3) Administrative Services Agreement between Janus Capital Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(3) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(4) Services Agreement between New York Life Investment Management LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(5) Administrative Services Agreement between T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(5) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(6) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(6) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(7)         Service Agreement between American Century Investment
               Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(7) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(8) Administrative Services Agreement between Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(8) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(9) Service Agreement between Lord Abbett Series Fund, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(i)(10) Service Agreement between Deutsche Asset Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(10) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(i)(11) Addendum to the Participation Agreement among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (I)(11) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(12) Distribution and Servicing Agreement between Lazard Retirement Series, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(12) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/05 and incorporated herein by reference.

(i)(13) Services Agreement between PIMCO Variable Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(13) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(i)(14) Services Agreement between Pacific Investment Management Company LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.


(i)(15) Administrative Services Letter of Agreement by and between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.



(i)(16) Administrative Services and Distribution Services Agreement by and between Baron Capital Funds Trust and NYLIAC and dated August 1, 2005 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(16) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.






(i)(17) Service Agreement by and between Davis Variable Account Fund, Inc., and NYLIAC and dated August 1, 2005 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(17) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.



(i)(18) Form of Service Agreement by and between AIM Advisors, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(18) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed September 15,2005 and incorporated herein by reference.



(i)(19) Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(i)(20) Administrative and Shareholder Services Letter of Agreement dated January 15, 1998 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T,17 CFR 232.102(e) as Exhibit (i)(9) to Registrant's Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 (File No. 333-79309), filed September 13, 2005 and incorporated herein by reference.




(i)(21) Form of Business Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Distributors, Inc., and Capital Research and Management Company - filed herewith.


(j)            Other Material Contracts.

(j)(1) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, and incorporated herein by reference:

               Jay S. Calhoun, Vice President, Treasurer and Director
                 (Principal Financial Officer)
               Richard M. Kernan, Jr., Director
               Robert D. Rock, Senior Vice President and Director
               Frederick J. Sievert, President and Director (Principal
                 Executive Officer)
               Stephen N. Steinig, Senior Vice President, Chief Actuary and
                 Director
               Seymour Sternberg, Director

(j)(2) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(j)(3) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as
               Exhibit 8 (d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(j)(4) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit (10)(e) to Registrant's Post-Effective Amendment No. 6 on Form N-4 and incorporated herein by reference for the following:

               George J. Trapp, Director
               Frank M. Boccio, Director
               Phillip J. Hildebrand, Director
               Michael G. Gallo, Director
               Solomon Goldfinger, Director
               Howard I. Atkins, Director


(j)(5) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit
               (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), and incorporated herein by reference.

(j)(6) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-47728) filed 10/11/00 and incorporated herein by reference.

(j)(7) Power of Attorney for Theodore A. Mathas, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to Post-Effective Amendment No. 13 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I(File No. 033-53342), filed 10/3/01 and incorporated herein by reference.

(j)(8) Power of Attorney for Anne F. Pollack, Director, Senior Vice President and Chief Investment Officer - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(r) to Post-Effective Amendment No. 11 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-79309), filed 1/24/02 and incorporated herein by reference.

(j)(9) Power of Attorney for Michael E. Sproule, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(m) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - 1 (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(j)(10) Power of Attorney for Carmela Condon, Vice President and Controller of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(j)(11) Power of Attorney for Sandra J. Kristoff, Director of NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(j) to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 9/10/03 and incorporated herein by reference.

(j)(12) Power of Attorney for John R. Meyer, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(10)(m) to Post-Effective Amendment No.25 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 02-86083), filed 4/5/04 and incorporated herein by reference.

(j)(13) Powers of Attorney for Directors and Principal Accounting Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(e) to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 5/25/04 and incorporated herein by reference.

                 Frank M. Boccio        Director
                 Carmela Condon         Vice President and Controller (Principal
                                        Accounting Officer)
                 Michael G. Gallo       Director
                 Solomon Goldfinger     Director and Chief Financial Officer
                 Phillip J. Hildebrand  Director
                 Theodore A. Mathas     Director
                 John R. Meyer          Director
                 Paul B. Morris         Director
                 Anna F. Pollack        Director
                 Robert D. Rock         Director
                 Frederick J. Sievert   Director and President (Principal
                                        Executive Officer)
                 Michael E. Sproule     Director
                 Seymour Sternberg      Director

(j)(14) Power of Attorney for Angelo J. Scialabba, Vice President and Controller of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(o) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC MFA Seperate Account-I (File No. 02-86083), filed 2/9/05 and incorporated herein by reference.


(j)(15) Powers of Attorney for Directors and Principal Accounting Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(15) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.


                 Scott Berlin           Director
                 Frank M. Boccio        Director
                 Michael G. Gallo       Director
                 Solomon Goldfinger     Director and Chief Financial Officer
                 Phillip J. Hildebrand  Director
                 Theodore A. Mathas     Director
                 John R. Meyer          Director
                 Paul B. Morris         Director
                 Anna F. Pollack        Director
                 Robert D. Rock         Director
                 Angelo J. Scialabba    Vice President and Controller (Principal
                                        Accounting Officer)
                 Frederick J. Sievert   Director and President (Principal
                                        Executive Officer)
                 Michael E. Sproule     Director
                 Seymour Sternberg      Director


(j)(16) Power of Attorney for Joel M. Steinberg, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (j)(16) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-6 for NYLIAC Variable Universal Life separate Account - I (File No. 333-79309), filed 12/23/05 and incorporated herein by reference.



(j)(17) Powers of Attorney for Mark W. Pfaff, Director and Senior Vice President of NYLIAC - filed herewith.



(j)(18) Powers of Attorney for Arthur H. Seter, Director of NYLIAC - filed herewith.


(k)              Legal Opinion.

                 Opinion and consent of Thomas F. English, Esq. - Filed herewith.



(l)              Actuarial Opinion.

                 Opinion and consent of June Lu, Associate Actuary-Filed herewith.



(m)              Calculation.

                 Not applicable.

(n)              Other Opinions.


(n)(1)           Consent of PricewaterhouseCoopers LLP - Filed herewith.


(o)              Omitted Financial Statements.

                 Not applicable.

(p)              Initial Capital Agreements.

                 On the commencement of operations of each of the MainStay VP Mid Cap Core, the MainStay VP Mid Cap Growth and the MainStay VP Small Cap Growth Investment Divisions, NYLIAC infused the corresponding Portfolios of each of these Investment Divisions with seed capital of $5 million each.

(q)              Redeemability Exemption.

(q)(1) Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit (9)(e) to Registrant's Pre-Effective Amendment No. 2 on Form S-6 (File No. 333-07617), filed 4/25/97 and incorporated herein by reference.

(q)(2) Supplement to Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit 1.9(g) to Registrant's Post- Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 4/24/98 and incorporated herein by reference.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:                     Title:
-----                     ------
Frederick J. Sievert      Chairman and President
Theodore A. Mathas        Vice Chairman and Chief Operating Officer
Phillip J. Hildebrand     Director and Vice Chairman
Scott L. Berlin           Director and Senior Vice President in charge of Individual Life
Frank M. Boccio           Director and Senior Vice President
Michael G. Gallo          Director and Senior Vice President
Solomon Goldfinger        Director and Senior Vice President
John R. Meyer             Director and Senior Vice President in charge of Individual Annuity
Mark W. Pfaff             Director and Senior Vice President in charge of Agency Department
Robert D. Rock            Director and Senior Vice President and Chief Investment Officer
Joel M. Steinberg         Director and Senior Vice President and Chief Financial Officer
Arthur H. Seter           Director
Michael E. Sproule        Director
Seymour Sternberg         Director
Gary E. Wendlandt         Senior Executive Vice President
Jay S. Calhoun            Senior Vice President and Treasurer
Judith E. Campbell        Senior Vice President and Chief Information Officer
John A. Cullen            Senior Vice President
Tony H. Elavia            Senior Vice President
Thomas F. English         Senior Vice President and General Counsel
Melvin J. Feinberg        Senior Vice President
Robert J. Hebron          Senior Vice President
Barbara McInerney         Senior Vice President in charge of Corporate Compliance
Gary J, Miller            Senior Vice President
Anthony Malloy            Senior Vice President
Michael M. Oleske         Senior Vice President and Tax Counsel
Frank J. Ollari           Senior Vice President
Paul Pasteris             Senior Vice President in charge of Retirement Income
Eric S. Rubin             Senior Vice President
Richard C. Schwartz       SVP and Senior Investment Manager for Derivative Transactions
Stephen N. Steinig        Senior Vice President and Chief Actuary (also designated Appointed Actuary)
Mark W.Talgo              Senior Vice President
Sara Badler               First Vice President and Deputy General Counsel
Patricia Barbari          First Vice President
Michael J. Oliviero       First Vice President - Tax
Gary W. Scofield          First Vice President and Deputy Chief Actuary
John M. Swenson           First Vice President
Thomas J. Troeller        First Vice President and Actuary
Joseph Bennett            Vice President
Stephen A. Bloom          Vice President and Chief Underwriter
David Boyle               Vice President
William J. Burns          Vice President
Karen E. Dann             Vice President
Kathleen A. Donnelly      Vice President
William Forman            Vice President
Robert J. Hynes           Vice President
Mario Lazzaro             Vice President
Edward P. Linder          Vice President
Brian C. Loutrel          Vice President
Catherine A. Marrion      Vice President and Secretary
Corey B. Multer           Vice President
Marijo F. Murphy          Vice President
Jacqueline A. O'Leary     Vice President
Nicholas Pasyanos         Vice President and Actuary (also designated Illustration Actuary)
Linda M. Reimer           Vice President and Associate General Counsel
Janis C. Rubin            Vice President
Angelo J. Scialabba       Vice President and Controller
Irwin Silber              Vice President and Actuary
Georgene Sfraga Panza     Vice President
James R. Vavra            Vice President
Robin Wagner              Vice President
Elaine Williams           Vice President
Richard J. Witterschein   Vice President and Assistant Treasurer
Robert Ziegler            Vice President

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.


                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

New York Life Insurance and Annuity Corporation                        Delaware

     Tribeca Holdings II LLC                                           Delaware

     Bluewater Holdings II LLC                                         Delaware

     Gramercy Holdings II LLC                                          Delaware

     Pacific Square Investments LLC                                    Delaware

NYLIFE LLC                                                             Delaware
     Eagle Strategies Corp.                                            Arizona

--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

         (3) New York Life Investment Management LLC provides management services to Monitor Capital Advisors Funds, LLC (Large Cap Equity Index Fund), which is a Delaware limited liability company designed to provide investment results that correspond to the total return performance of the S&P 500 Composite Stock Index. The sole investor in this limited liability company is New York Life.


--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned

(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     NYLUK I Company                                                   United Kingdom
         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYL Executive Benefits LLC                                        Delaware


                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     NYLIFE Securities Inc.                                                New York
     NYLINK Insurance Agency Incorporated                                  Delaware

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
New York Life Investment Management Holdings LLC                       Delaware
     NYLCAP Holdings                                                   Mauritius
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
         New York Life Capital Partners III GenPar GP, LLC             Delaware
         NYLIM Mezzanine GenPar Partners GP, LLC                       Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors LLC                                           Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
         NYLIM Fund II GP, LLC                                         Delaware
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
     NYLIM Real Estate Inc.                                            Delaware
     Institutional Capital LLC                                         Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, LLC                                       Delaware
    New York Life Insurance Taiwan Corporation                         Taiwan
    NYLI Holdings (Argentina) S.R.L.                                   Argentina
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operadora FMA, S.A. de C.V.                              Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       PMCC Ltd.                                                       Thailand                   49%
        Siam Commercial New York Life Insurance Public Company         Thailand                47.33%
        Limited (4)
        NYL Data Center Limited                                        Thailand                99.97%
    New York Life Securities Investment Consulting Co. Ltd.            Taiwan
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                  75%
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.995%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%

Silver Spring, LLC                                                     Delaware
Biris Holdings LLC.                                                    Delaware
Haier New York Life Insurance Company Limited                          People's Republic of China 50%
Tribeca Holdings I LLC                                                 Delaware
Bluewater Holdings I LLC                                               Delaware
Gramercy Holdings I LLC                                                Delaware
SCP 2005-C21-002 LLC                                                   Delaware
SCP 2005-C21-003 LLC                                                   Delaware
SCP 2005-C21-006 LLC                                                   Delaware
SCP 2005-C21-007 LLC                                                   Delaware
SCP 2005-C21-008 LLC                                                   Delaware
SCP 2005-C21-009 LLC                                                   Delaware
SCP 2005-C21-017 LLC                                                   Delaware
SCP 2005-C21-018 LLC                                                   Delaware
SCP 2005-C21-021 LLC                                                   Delaware
SCP 2005-C21-025 LLC                                                   Delaware
SCP 2005-C21-031 LLC                                                   Delaware
SCP 2005-C21-036 LLC                                                   Delaware
SCP 2005-C21-041 LLC                                                   Delaware
SCP 2005-C21-043 LLC                                                   Delaware
SCP 2005-C21-044 LLC                                                   Delaware
SCP 2005-C21-048 LLC                                                   Delaware
SCP 2005-C21-061 LLC                                                   Delaware
SCP 2005-C21-063 LLC                                                   Delaware
SCP 2005-C21-067 LLC                                                   Delaware
SCP 2005-C21-069 LLC                                                   Delaware
SCP 2005-C21-070 LLC                                                   Delaware
NYMH-Houston GP, LLC                                                   Delaware
NYMH-Plano GP, LLC                                                     Delaware
NYMH-Freeport GP, LLC                                                  Delaware
NYMH-Ennis GP, LLC                                                     Delaware
NYMH-San Antonio GP, LLC                                               Delaware
NYMH-Taylor GP, LLC                                                    Delaware
NYMH-Stephenville GP, LLC                                              Delaware
NYMH-Farmingdale New York, NY LLC                                      Delaware
NYMH-Attleboro MA, LLC                                                 Delaware

ITEM 29.          INDEMNIFICATION

      Reference is made to Article VIII of the Depositor's By-Laws.


      New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $200 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.


      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30.          PRINCIPAL UNDERWRITERS

      (a) Other Activity. Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

          NYLIAC Variable Universal Life Separate Account-I
          NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-III
          NYLIAC Variable Annuity Separate Account-IV
          NYLIAC VLI Separate Account
          Eclipse Funds
          MainStay Funds
          MainStay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds

      (b) Management.

      The business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Names of Directors and Officers          Positions and Offices with Underwriter
-------------------------------          --------------------------------------
Brian A. Murdock                         Chairman and President
Scott L. Berlin                          Manager and Executive Vice President, Non-COLI Variable Life Distribution
Christopher O. Blunt                     Manager and Executive Vice President, NYLIM Product Distribution
Robert E. Brady                          Manager and Managing Director, Operations
Robert J. Hebron                         Manager and Executive Vice President, COLI Distribution
John R. Meyer                            Manager and Executive Vice President, Variable Annuity and Agency Mutual Funds
                                         Distribution
John A. Cullen                           Manager
Barry A. Schub                           Manager
Thomas A. Clough                         Senior Managing Director, Retirement Services
Stephen P. Fisher                        Senior Managing Director, NYLIM Products Marketing
Barbara McInerney                        Senior Managing Director, Compliance
Alison H. Micucci                        Senior Managing Director, Compliance
Robert E. Brady                          Managing Director, Operations
Michael D. Coffey                        Managing Director, Mutual Funds - Outside Broker-Dealer Distribution
Wendy K. Fishler                         Managing Director, National Accounts
Philip L. Gazzo                          Managing Director, Mutual Funds - Outside Broker-Dealer Distribution
Mark A. Gomez                            Managing Director and Chief Compliance Officer
Joseph J. Henehan                        Managing Director, Retirement Services
Julia D. Holland                         Managing Director, SMA Distribution
Edward P. Linder                         Managing Director, Variable Annuity and Agency Mutual Funds
                                         Distribution
Marguerite E. H.                         MorrisonManaging Director and Secretary
Beverly J. Moore                         Managing Director, Marketing Communications
Gary M O'Neill                           Managing Director, Agency Distribution
Christopher V. Parisi                    Managing Director, Outside Broker-Dealer Distribution
Jennifer D. Tarsney                      Director, National Accounts
Marianna Wekow                           Director, National Accounts
Albert W. Leier                          Vice President - Financial Operations and Treasurer
David F. Boyle                           Vice President, COLI Wholesaling
Philip E. Caminiti                       Vice President, Mutual Funds Sales Desk - Outside Broker-Dealer
                                         Distribution
Karen E. Dann                            Vice President, Variable Annuity Key Accounts - Bank Distribution
John J. Ogara                            Vice President, Variable Life Wholesaling - Agency Distribution
Mark L. Gudelski                         Vice President, National Accounts
Linda M. Howard                          Vice President, Compliance
Robert F. Meredith                       Vice President, Variable Anuity and Mutual Funds Wholesaling - Agency
                                         Distribution
Stanley W. Metheney                      Vice President, Compliance
Andrew N. Reiss                          Vice President, Variable Annuity Wholesaling - Bank Distribution
John Vaccaro                             Vice President, Compliance
James R. Vavra                           Vice President, Non-COLI Variable Life Wholesaling - Outside Distribution
Richard W. Zuccaro                       Vice President, Tax

      (c) Compensation from the Registrant.


                                                           Compensation on
     Name of                  Net Underwriting          Events Occasioning the
    Principal                   Discounts and          Deduction of a Deferred           Brokerage
   Underwriter                   Commissions                 Sales Load                 Commissions            Other Compensation
   -----------                   -----------                 ----------                 -----------            ------------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-



ITEM 31.          LOCATION OF ACCOUNTS AND RECORDS.


      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.



ITEM 32.          MANAGEMENT SERVICES.


                  Not applicable.



ITEM 33.          FEE REPRESENTATION.




      New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC CorpExec VUL Corporate Sponsored Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

                                   SIGNATURES


     Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned,thereunto duly authorized, in the City and State of New York on this 15th day of August, 2006.


                                              NYLIAC CORPORATE SPONSORED
                                              VARIABLE UNIVERSAL LIFE SEPARATE
                                              ACCOUNT-I
                                                   (Registrant)

                                              By:  /s/ Robert J. Hebron
                                                   -----------------------------
                                                   Robert J. Hebron
                                                   Senior Vice President

                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)

                                              By:  /s/ Robert J. Hebron
                                                   -----------------------------
                                                   Robert J. Hebron
                                                   Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


     Scott L. Berlin*               Director

     Frank M. Boccio*               Director

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director and Chief Financial Officer

     Phillip J. Hildebrand*         Director

     Theodore A. Mathas*            Director

     John R. Meyer*                 Director



     Mark W. Pfaff*                 Director

     Robert D. Rock*                Director

     Angelo J. Scialabba*           Vice President and Controller (Principal
                                    Accounting Officer)

     Arthur H. Seter*               Director

     Frederick J. Sievert*          Director and President (Principal
                                    Executive Officer)


     Michael E. Sproule*            Director

     Joel M. Steinberg*             Director

     Seymour Sternberg*             Director


 By:  /s/ Robert J. Hebron
      ----------------------------------
      Robert J. Hebron
      Attorney-in-Fact
      August 15, 2006



* Pursuant to Powers of Attorney filed herewith.

                                       EXHIBIT INDEX
Exhibit
Number                                  Description


(c)(3)                Distribution and Underwriting Agreement


(k)                   Opinion and Consent of Thomas F. English, Esq.

(l)                   Opinion and Consent of June Lu, Associate Actuary


(h)(24) Form of Participation Agreement, among NYLIAC, American Funds Insurance Series and Capital Research and Management Company



(h)(25) Form of Participation Agreement, among NYLIAC, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, L.P.



(i)(21) Form of Business Agreement, among NYLIAC, American Funds Distributors, Inc. and Capital Research and Management Company


(j)(17)               Powers of attorney, Mark W. Pfaff

(j)(18)               Powers of attorney, Arthur H. Seter

(n)(1)                Consent of PricewaterhouseCoopers LLP